Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 12,229,565	$ 19,539,828
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	11,002,504	18,761,457
Loans commitment [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	771,821	687,783
Other financial assets [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	91,041	51,518
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	334,996	7,311
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 29,203	$ 31,759